Schedule of Maturities of Long-term Debt (Details) - Long-Term Debt [Member] - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Extinguishment of Debt [Line Items]
Year One		$ 139,538
Fiscal 2023	$ 25,723
Long term debt	$ 25,723	$ 139,538